Loss on Derivative Instruments and Other Financial Items, Net - Financial Items (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs	$ (2,338)	$ (4,398)
Foreign exchange loss/(gain) on operations	(1,675)	285
Amortization of debt guarantees	106	1,210
Others	(259)	(261)
Other financial items, net	$ (4,166)	(3,164)
CSSC VIE debt- Hilli Facility | Secured debt
Derivative Instruments, Gain (Loss) [Line Items]
Financing arrangement fees and other related costs		$ (4,400)